Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021 CAD ($)	Oct. 31, 2020	Jul. 31, 2020 CAD ($)
Disclosure of intangible assets and goodwill [Line Items]
Annual impairment of goodwill		$ 0		$ 0
Period of discounted cash flow method for calculating value in use	5-year
Annual impairment of Indefinite life intangible assets		$ 0		$ 0
Bottom of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	10.0		10.0
Terminal growth rate	3.00%		3.00%
Cash flows discounted rate	10.00%		10.00%
Top of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	12.5		11.5
Terminal growth rate	5.00%		5.00%
Cash flows discounted rate	12.00%		12.00%